PGIM Income Builder Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Affiliated Mutual Funds 51.6%
PGIM Core Conservative Bond Fund (Class R6)	2,284,915	$22,643,503
PGIM Emerging Markets Debt Hard Currency (Class R6)	7,233,640	61,992,296
PGIM Jennison MLP Fund (Class R6)	3,693,879	23,899,396
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	62,288	779,849
PGIM Quant Solutions International Equity Fund (Class R6)	4,410,738	33,698,038
PGIM Real Estate Income Fund (Class R6)	3,175,303	24,862,621

Total Affiliated Mutual Funds (cost $166,732,389)(wd)		167,875,703
Common Stocks 19.7%
Aerospace & Defense 0.4%
Raytheon Technologies Corp.	15,404	1,389,287
Air Freight & Logistics 0.4%
United Parcel Service, Inc. (Class B Stock)	6,995	1,414,459
Airlines 0.1%
Southwest Airlines Co.*	8,026	359,244
Banks 1.0%
JPMorgan Chase & Co.	10,874	1,615,876
Truist Financial Corp.	28,284	1,776,801
		3,392,677
Biotechnology 0.8%
AbbVie, Inc.	18,440	2,524,252
Building Products 0.4%
Johnson Controls International PLC	18,852	1,369,975
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The)	5,681	2,014,937
Chemicals 0.6%
Akzo Nobel NV (Netherlands)	6,196	640,623
Dow, Inc.	12,274	733,126
DuPont de Nemours, Inc.	8,584	657,534
		2,031,283

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.7%
American Express Co.	7,106	$1,277,801
Capital One Financial Corp.	6,867	1,007,595
		2,285,396
Diversified Financial Services 0.2%
Apollo Global Management, Inc.	8,822	617,540
Diversified Telecommunication Services 0.2%
Telefonica Deutschland Holding AG (Germany)	217,714	623,954
Electric Utilities 0.9%
FirstEnergy Corp.	45,866	1,924,537
NextEra Energy, Inc.	6,618	516,998
PNM Resources, Inc.	7,817	350,280
		2,791,815
Equity Real Estate Investment Trusts (REITs) 1.2%
American Campus Communities, Inc.	31,681	1,655,649
Prologis, Inc.	14,322	2,245,976
		3,901,625
Food & Staples Retailing 0.3%
Walmart, Inc.	5,847	817,469
Food Products 0.4%
General Mills, Inc.	15,128	1,038,991
Kraft Heinz Co. (The)	9,421	337,272
		1,376,263
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment, Inc.*	5,007	381,233
Darden Restaurants, Inc.	5,165	722,429
McDonald’s Corp.	5,901	1,531,014
Six Flags Entertainment Corp.*	5,605	221,341
		2,856,017
Household Durables 0.2%
KB Home	16,994	717,997

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 0.7%
MetLife, Inc.	31,635	$2,121,443
Machinery 0.5%
Caterpillar, Inc.	1,623	327,132
Dover Corp.	7,663	1,302,020
		1,629,152
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Starwood Property Trust, Inc.	63,391	1,568,927
Multi-Utilities 0.4%
Ameren Corp.	16,101	1,428,803
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	11,730	1,540,501
Exxon Mobil Corp.	36,406	2,765,400
TotalEnergies SE (France), ADR(a)	44,821	2,545,833
Williams Cos., Inc. (The)	80,579	2,412,535
		9,264,269
Pharmaceuticals 0.8%
AstraZeneca PLC (United Kingdom), ADR	28,349	1,650,195
Bristol-Myers Squibb Co.	14,417	935,519
		2,585,714
Road & Rail 0.9%
Canadian National Railway Co. (Canada)	5,944	723,504
Knight-Swift Transportation Holdings, Inc.	10,952	619,664
Union Pacific Corp.	6,064	1,482,951
		2,826,119
Semiconductors & Semiconductor Equipment 1.3%
ASML Holding NV (Netherlands)	949	642,663
Lam Research Corp.	1,678	989,886
QUALCOMM, Inc.	8,180	1,437,717
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,705	944,864
Texas Instruments, Inc.	1,950	350,005
		4,365,135

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 0.4%
Microsoft Corp.	4,554	$1,416,203
Specialty Retail 0.4%
Home Depot, Inc. (The)	2,294	841,852
TJX Cos., Inc. (The)	8,040	578,639
		1,420,491
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	17,903	3,129,086
Tobacco 0.6%
Philip Morris International, Inc.	18,021	1,853,460

Total Common Stocks (cost $45,195,089)		64,092,992
Exchange-Traded Funds 26.0%
Energy Select Sector SPDR Fund	55,100	3,632,192
Invesco Preferred ETF(a)	620,588	8,905,438
iShares 0-5 Year High Yield Corporate Bond ETF(a)	42,000	1,875,300
PGIM Active Aggregate Bond ETF(g)	475,000	23,059,968
PGIM Active High Yield Bond ETF(g)	760,600	29,992,740
PGIM Quant Solutions Strategic Alpha International Equity ETF(a)(g)	200,000	11,071,660
SPDR Bloomberg Barclays Convertible Securities ETF	80,342	6,171,872

Total Exchange-Traded Funds (cost $80,934,423)		84,709,170
Preferred Stocks 1.0%
Auto Components 0.2%
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	4,719	735,126
Health Care Equipment & Supplies 0.4%
Boston Scientific Corp., Series A, CVT, 5.500%, Maturing 06/01/23	9,616	1,120,649
Life Sciences Tools & Services 0.4%
Danaher Corp., Series A, CVT, 4.750%, Maturing 04/15/22	729	1,389,656

Total Preferred Stocks (cost $2,171,249)		3,245,431

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.4%
Leisure Time
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (cost $1,346,175)	2.875%	11/15/23	1,152	$1,368,158

Total Long-Term Investments (cost $296,379,325)				321,291,454

	Shares
Short-Term Investments 3.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wd)		4,569,091	4,569,091
PGIM Institutional Money Market Fund (cost $6,011,404; includes $6,011,006 of cash collateral for securities on loan)(b)(wd)		6,015,615	6,011,404

Total Short-Term Investments (cost $10,580,495)				10,580,495

TOTAL INVESTMENTS 102.0% (cost $306,959,820)		331,871,949
Liabilities in excess of other assets (2.0)%				(6,409,425)

Net Assets 100.0%				$325,462,524

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,901,496; cash collateral of $6,011,006 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).